Financial instruments (Schedule of Contractual Maturities for Long-Term Debt Repayable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	$ 9,240	$ 6,217
Long-term debt	7,734	$ 8,373
Total [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	9,240
Short-term and low value leases	39
Lease obligation	1,989
Long-term debt	16,503
Financial liabilities	27,771
Year 1 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	9,240
Short-term and low value leases	18
Lease obligation	282
Long-term debt	1,253
Financial liabilities	10,793
Years 2 to 3 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases	21
Lease obligation	578
Long-term debt	2,372
Financial liabilities	2,971
Years 4 to 5 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases
Lease obligation	542
Long-term debt	2,153
Financial liabilities	2,695
After 5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases
Lease obligation	587
Long-term debt	10,725
Financial liabilities	$ 11,312